Equity-settled share-based payments - Key Grant Date Fair Value and Other Assumptions (Details) - $ / shares	Apr. 20, 2022	Apr. 01, 2022	May 13, 2021	Apr. 01, 2021	May 12, 2020	Apr. 01, 2020
Share-Based Payment Arrangements [Abstract]
Grant date, fair value (USD per share)	$ 12.60	$ 10.87	$ 9.54	$ 7.84	$ 7.45	$ 5.65